Shareholder Fees - Admiral - Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares	Feb. 26, 2021 USD ($)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.75%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20